Government Bonds, Long-Term Notes Receivable And Other Assets - Summary of Roll forward of the Government Bonds (Detail) - Mexican Bonds - Mexican Government - MXN ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Disclosure of Roll Forward Related to the Mexican Bonds [Line Items]
Balance as of the beginning of the period	$ 110,855,356	$ 129,549,519
Government bonds collected	0	(15,788,696)
Accrued interests	5,425,943	7,094,180
Interests received from bonds	(6,215,759)	(7,126,559)
Impact of the valuation of bonds in UDIS	384,530	459,149
Amortized cost	1,268,584	(3,336,781)
Reversal (Impairment) of bonds	3,350	4,544
Balance at the end of the period	$ 111,722,004	$ 110,855,356